Financial Instruments and Financial Risk Management - Schedule of Changes in Financial Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial liabilities [line items]
Balance at beginning	$ 1,968
Revaluation during the year	(1,102)	2,894
Exercises during the year	(934)	(926)
Balance at ending	$ (68)	$ 1,968